Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 5,603,118
Cash flows from financing activities	2,851,309
Exchange rate effect	101,851
Effective interest adjustment	2,499
Ending balance	8,558,777
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Cash flows from financing activities	(720)
Exchange rate effect	720
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,452,926
Cash flows from financing activities	(1,859,098)
Reclassification	1,904,888
Exchange rate effect	54,659
Effective interest adjustment	532
Ending balance	1,553,907
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,644,189
Cash flows from financing activities	3,882,958
Reclassification	(1,345,520)
Exchange rate effect	50,644
Ending balance	5,232,271
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,506,003
Cash flows from financing activities	828,169
Reclassification	(559,368)
Exchange rate effect	(4,172)
Effective interest adjustment	1,967
Ending balance	₩ 1,772,599